Income Taxes - Schedule of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes
Current income tax	¥ 20,044,605	$ 2,746,100	¥ 11,048,804	¥ 5,754,253
Deferred income tax (benefit)/expense	222,176	30,438	801,100	(1,028,586)
Income tax expenses	¥ 20,266,781	$ 2,776,538	¥ 11,849,904	¥ 4,725,667